INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Biological assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Biological assets
Biological assets at beginning of the year	$ 294,134	$ 146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	$ 610,554
Costs incurred during the year	4,435,338	2,647,778
Decrease due to harvest/disposals	(4,115,955)	(2,454,740)
Biological assets at year ended June 30	2,378,380	294,134	146,842
Soybean
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest	593,001	(352,199)
Costs incurred during the year	1,959,381	1,423,732
Decrease due to harvest/disposals	(1,275,688)	(1,071,533)
Biological assets at year ended June 30	1,276,694		0
Corn
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest	435,725	(32,674)
Costs incurred during the year	1,814,249	792,235
Decrease due to harvest/disposals	(1,148,288)	(759,561)
Biological assets at year ended June 30	1,101,686		0
Wheat
Biological assets
Biological assets at beginning of the year	220,682	87,785
Initial recognition and changes in the fair value of biological assets at the point of harvest	579,313	231,526
Costs incurred during the year	444,303	220,679
Decrease due to harvest/disposals	(1,244,298)	(319,308)
Biological assets at year ended June 30		220,682	87,785
Barley
Biological assets
Biological assets at beginning of the year	73,452	59,057
Initial recognition and changes in the fair value of biological assets at the point of harvest	158,080	106,605
Costs incurred during the year	162,342	73,452
Decrease due to harvest/disposals	(393,874)	(165,662)
Biological assets at year ended June 30		73,452	59,057
Sunflower
Biological assets
Biological assets at beginning of the year		0
Initial recognition and changes in the fair value of biological assets at the point of harvest	(1,256)	996
Costs incurred during the year	55,063	137,680
Decrease due to harvest/disposals	$ (53,807)	$ (138,676)
Biological assets at year ended June 30			$ 0